UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21044

UM Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust

Schedule of Portfolio Investments as of March 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Undiscovered Managers Multi-Strategy Fund
Schedule of Portfolio Investments
As of March 31, 2009 (Unaudited)

	Liquidity	Security Description	Value ($)
Long-Term Investments -- 92.0%
Investment Vehicles -- 92.0% (f) (i)
Dedicated Short Bias - Short Equity -- 19.6%
	Monthly	Advanthedge Fund, LP *	2,326,478
	Quarterly	Contra Strategic Short Fund, LP * †	945,750
	Quarterly	Dialectic Antithesis Partners, LP	5,013,238
	Quarterly	Kingsford Capital Partners, LP	3,370,077
	Monthly	SC Opportunity Fund, LP *	4,038,885
	Quarterly	Senium Fund, LP	3,323,532
	Quarterly	Willow Creek Short Biased 30/130 Fund, LP *	2,282,340
			21,300,300
Event Driven - Distressed -- 6.5%
	Annually	Contrarian Capital Fund I, LP * †	3,276,842
	Quarterly	Mast Credit Opportunities I, LP	3,786,462
			7,063,304
Event Driven - Multi Strategy -- 3.0%
	Quarterly	Canyon Value Realization Fund (Cayman), Ltd., Class D *	1,966,516
	Quarterly	Canyon Value Realization Fund (Cayman), Ltd., Class D DI *†	666,105
	Quarterly	Canyon Value Realization Fund (Cayman), Ltd., Class D DI2 *†	516,852
	Quarterly	Canyon Value Realization Fund (Cayman), Ltd., Class D LIQ *†	100,952
			3,250,425
Long/Short Equity - General -- 35.3%
	Monthly	Absolute Partners Fund, LLC	3,370,376
	Monthly	Alphagen Rhocas Fund	3,960,230
	Quarterly	Arnott Opportunities Fund, LLC *	3,598,784
	Quarterly	Atlas Advantage Fund, LP *	4,156,240
	Quarterly	Bonanza Liquidating Trust †	339,400
	Quarterly	Bonanza Partners, LP †	483,250
	Quarterly	Coeus Capital, LP *	3,271,818
	Quarterly	Defiance Asset Management Fund, LP *	3,331,137
	Monthly	Epic Canadian Long Short Fund, LP* †	788,299
	Quarterly	Harvey SmidCap Fund, LP *	3,587,472
	Annually	Lafayette Street Fund, LP *	2,387,890
	Quarterly	SC Fundamental Value Fund, LP †	34,229
	Quarterly	Soundpost Capital, LP *	3,601,232
	Monthly	Sprott Capital, LP *	4,555,764
	Quarterly	Steelhead Navigator Fund, LP*	976,089
			38,442,210
Long/Short Equity - Sector -- 27.6%
	Monthly	ARIA Select Consumer Fund *	1,221,580
	Quarterly	Connective Capital I (QP), LP *	3,864,649
	Quarterly	CRM Windridge Partners, LP	3,944,767
	Monthly	Ecofin Global Utilities Hedge Fund, LP *	2,296,165
	Monthly	Ecofin General Partner Side Pocket *†	267,093
	Quarterly	Longbow Infrastructure, LP *	3,449,009
	Quarterly	MPM BioEquities Fund, LP †	317,794
	Monthly	Oceanic Hedge Fund	4,635,781
	Quarterly	Shannon River Partners Fund II, LP *	3,574,045
	Quarterly	Sio Partners *	3,617,558
	Semi-Annually	Tonga Partners QP, LP *	2,903,239
			30,091,680
		Total Long-Term Investments
		(Cost $81,618,911)	100,147,919
	Shares
Short-Term Investment -- 32.8%
Investment Company -- 32.8%
	35,769,469	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l)
		(Cost $35,769,469)	35,769,469
Total Investments -- 124.8%
(Cost $117,388,380)			135,917,388
Liabilities in Excess of Other Assets -- (24.8)%			(27,048,526)
NET ASSETS -- 100.0%			$108,868,862

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)

Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(f)

Fair Valued Investment.

(i)

Security has been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)

The rate shown is the current yield as of March 31, 2009.

* All or a portion of this investment is subject to a lockup provision ranging up to 1 year. During a lockup period, a fund is unable to access its investment without penality.

† All or a portion of this investment's liquidity noted in the Schedule of Portfolio could be impaired due to the partnership winding down, side pockets,

or suspension of redemptions.

As of March 31, 2009, the gross unrealized appreciation

(depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	31,461,771
Aggregate gross unrealized depreciation	(12,932,763)
Net unrealized appreciation/depreciation	$18,529,008
Federal income tax cost of investments	$117,388,380

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of  March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 35,769,469	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	100,147,919	—
Total	$ 135,917,388	$ —

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*

Balance as of 12/31/08	$ 78,178,846	$ —
Realized gain (loss)	(2,406,071)	—
Change in unrealized appreciation (depreciation)	2,860,102	—
Net amortization/accretion	—	—
Net purchases (sales)	21,515,042	—
Net transfers in (out) of Level 3	—	—
Balance as of 03/31/09	$ 100,147,919	$ —

* Other financial instruments may include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $848,505.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 21, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 21, 2009